PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Rental and other deposits	¥ 22,895		¥ 4,691
Prepayments for rental and others	15,926		16,208
Employee advances	2,466		23,295
Payments made on behalf of customers, net of allowance	329,038		475,901
Prepaid insurance premium	2,238		1,493
Interest income receivable	100,177		88,990
Receivables related to net proceeds from share options exercised	1,356		50,765
Others	18,884		7,865
Total	¥ 492,980	$ 75,552	¥ 669,208